Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under this operating lease are as follows:
For the Twelve Months Ended March31,	Amount
2014	$40,500
2015	30,375
2016	-
Total	$70,875
Future minimum lease payments under this operating lease are as follows:
For the Twelve Months Ended	December 31,
2013	$40,500
2014	40,500
2015	0
Total	$81,000